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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc

Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graeme Womack

Title:   Compliance Manager

Phone:   (44) 20 7514 1956

Signature, Place, and Date of Signing:

/S/ Graeme Womack    London, England    November 08, 2012
------------------
  Graeme Womack

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $13,428
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    01     28-12644                     J. Rothschild Capital Management Limited

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               FORM 13F INFORMATION TABLE - 30th September 2012

     COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------- -------------- --------- -------- ------------------- ---------- -------- ------------------
                                                                                                 VOTING AUTHORITY
                                                VALUE   SHRS OR        PUT/ INVESTMENT  OTHER   ------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP    (X$1000) PRN AMT SH/PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------- -------------- --------- -------- ------- ------ ---- ---------- -------- ------ ------ ----
3M CO                         COM    88579Y101   194     2,100    SH            SOLE             2,100
CELANESE CORP                 COM    150870103   159     4,200    SH            SOLE             4,200
CLOROX COMPANY                COM    189054109   367     5,100    SH            SOLE             5,100
COACH INC                     COM    189754104   308     5,500    SH            SOLE             5,500
ESTEE LAUDER COS INC         CL A    518439104   357     5,800    SH            SOLE             5,800
GLOBAL PAYMENTS INC           COM    37940X102   485    11,600    SH            SOLE            11,600
GOOGLE INC                   CL A    38259P508   528       700    SH            SOLE               700
JOHNSON & JOHNSON             COM    478160104   344     5,000    SH            SOLE             5,000
LABORATORY CORP           COM NEW    50540R409   305     3,300    SH            SOLE             3,300
LORILLARD INC                 COM    544147101   873     7,500    SH            SOLE             7,500
MCDONALD'S CORP               COM    580135101   523     5,700    SH            SOLE             5,700
METTLER-TOLEDO                COM    592688105   188     1,100    SH            SOLE             1,100
OCCIDENTAL
 PETROLEUM                    COM    674599105   344     4,000    SH            SOLE             4,000
PRAXAIR INC                   COM    74005P104   249     2,400    SH            SOLE             2,400
PROCTER & GAMBLE CO           COM    742718109   693    10,000    SH            SOLE            10,000
SPX CORP                      PUT    784635954   302     1,190         PUT      SOLE             1,190
WATERS CORP                   COM    941848103   158     1,900    SH            SOLE             1,900
AGNICO EAGLE MINES            COM    008474108   357     7,000    SH         DEFINED      01     7,000
CENTRAL FD CANADA
 LTD                         CL A    153501101   934    40,000    SH         DEFINED      01    40,000
3M CO                         COM    88579Y101   416     4,500    SH         DEFINED      01     4,500
AMERICAN TOWER CORP           COM    03027X100   500     7,000    SH         DEFINED      01     7,000
APPLE                         COM    037833100   534       800    SH         DEFINED      01       800
BERKSHIRE HATHAWAY
 INC                     CL B NEW    084670702   529     6,000    SH         DEFINED      01     6,000
E M C CORP MASS               COM    268648102   410    15,000    SH         DEFINED      01    15,000
GOOGLE INC                   CL A    38259P508   603       800    SH         DEFINED      01       800

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               FORM 13F INFORMATION TABLE - 30th September 2012

JOHNSON & JOHNSON   COM 478160104 413  6,000 SH    DEFINED 01   6,000
KRAFT FOODS INC    CL A 50075N104 496 12,000 SH    DEFINED 01  12,000
MCDONALDS CORP      COM 580135101 550  6,000 SH    DEFINED 01   6,000
NEWMONT MINING      COM 651639106 448  8,000 SH    DEFINED 01   8,000
THERMO FISHER
 SCIENTIFIC INC     COM 883556102 471  8,000 SH    DEFINED 01   8,000
VERISIGN INC        COM 92343E102 390  8,000 SH    DEFINED 01   8,000